Taxes - Change in deferred taxes (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
Opening balance	kr 13	kr 25
Change through profit or loss	(2)	(1)	kr (1)
Change in other comprehensive income	(10)	(13)
Closing balance	kr 1	kr 13	kr 25